Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance	$ 355,470	$ 450,272	$ 283,986
Balance at beginning of year	42,465,669	42,430,069	35,960,062
Capital increase by issuance of common shares		35,600	6,146,000
Exercise of share warrants, employee warrants and stock options	314,517		324,007
Other movements			$ (40)
Balance at end of year	$ 308,846	$ 355,470	$ 450,272
Balance at end of year	42,780,186	42,465,669	42,430,069
Nominal value	$ 0.05	$ 0.05	$ 0.05
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	$ 843,478	$ 828,525	$ 614,037
Capital Increase			178,230
Exercise of share warrants, employee warrants and stock options	6,101		7,751
Non-cash stock based compensation expense	14,365	14,951	28,507
Other movements	(32)	2
Balance at end of year	863,912	843,478	828,525
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,767	2,765	2,367
Capital Increase		2	379
Exercise of share warrants, employee warrants and stock options	18		19
Balance at end of year	$ 2,785	$ 2,767	$ 2,765